Revenue and Segment Analysis - Summary of Analysis by Business Segment Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	£ 502	£ 1,049	£ 133
Capital expenditure additions	381	365	355
Amortisation of acquired intangible assets	295	288	314
Depreciation and other amortisation	389	364	343
Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	65	106	94
Capital expenditure additions	104	100	95
Amortisation of acquired intangible assets	62	58	77
Depreciation and other amortisation	109	109	100
Risk & business analytics [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	47	852
Capital expenditure additions	96	92	83
Amortisation of acquired intangible assets	170	161	141
Depreciation and other amortisation	89	73	64
Legal [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	139	30	6
Capital expenditure additions	155	145	153
Amortisation of acquired intangible assets	24	33	52
Depreciation and other amortisation	150	147	142
Exhibitions [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	251	61	33
Capital expenditure additions	26	28	24
Amortisation of acquired intangible assets	39	36	44
Depreciation and other amortisation	£ 41	£ 35	£ 37